Employee and Director Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Associate minimum age to make elective deferrals	18 years
Associate minimum service period to make elective deferrals	30 days
Percentage of employee deferrals vested	100.00%
Annual contribution to plan	$ 428,162	$ 361,936	$ 355,648
Employee contributions	100.00%
Defined contribution plan, maximum annual contribution per employee for first compensation slab percentage	50.00%
Employee contributions benchmark	3.00%
2015 Stock Grant Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of share vested	100.00%
Number of shares authorized	541,216
Number of shares available for grant	490,345
Number of shares granted	8,926	8,734	13,809
Share based compensation expenses	$ 50,000	$ 50,000	$ 55,000
Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed monthly benefit payments	10 years
Provision expensed for benefits	$ 336,800	336,800	336,800
Liability accrued for compensation deferred under the plan	$ 4,400,000	4,000,000
Split-Dollar Life Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest in cash surrender value of policies	100.00%
Expense income associated with policies	$ 1,846	10,533	$ 27,111
Liability associated with life insurance policies	$ 773,000	$ 771,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee contributions benchmark	5.00%
Employee contributions benchmark	3.00%